Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Schedule of summary of loans, by major class within the Company's loan portfolio
(in thousands)	2016	2015
Commercial, financial, and agricultural	$182,881	$149,091
Real estate construction - residential	18,907	16,895
Real estate construction - commercial	55,653	33,943
Real estate mortgage - residential	259,900	256,086
Real estate mortgage - commercial	426,470	385,869
Installment and other consumer	30,218	23,196
Total loans	$974,029	$865,080

Schedule of loans to directors and executive officers
(in thousands)
Balance at December 31, 2015	$3,376
New loans	64
Amounts collected	(167)
Balance at December 31, 2016	$3,273

Schedule of summary of the allowance for loan losses
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Additions:
Provision for loan losses	371	(592)	326	(226)	(107)	195	33	0
Deductions:
Loans charged off	1,285	349	491	408	2,890	405	0	5,828
Less recoveries on loans	(319)	(181)	0	(202)	(320)	(186)	0	(1,208)
Net loans charged off	966	168	491	206	2,570	219	0	4,620
Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Additions:
Provision for loan losses	833	(434)	193	153	(713)	157	61	250
Deductions:
Loans charged off	1,131	0	15	379	363	302	0	2,190
Less recoveries on loans	(672)	(322)	0	(138)	(165)	(148)	0	(1,445)
Net loans charged off	459	(322)	15	241	198	154	0	745
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Additions:
Provision for loan losses	690	49	(732)	381	865	113	59	1,425
Deductions:
Loans charged off	389	0	1	495	147	258	0	1,290
Less recoveries on loans	(299)	0	(502)	(60)	(140)	(146)	0	(1,147)
Net loans charged off	90	0	(501)	435	7	112	0	143
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Un- allocated	Total
December 31, 2016
Allowance for loan losses:
Individually evaluated for impairment	$469	$0	$7	$319	$277	$8	$0	$1,080
Collectively evaluated for impairment	2,284	108	406	2,066	3,516	266	160	8,806
Total	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Loans outstanding:
Individually evaluated for impairment	$1,617	$0	$49	$5,471	$1,918	$89	$0	$9,144
Collectively evaluated for impairment	181,264	18,907	55,604	254,429	424,552	30,129	0	964,885
Total	$182,881	$18,907	$55,653	$259,900	$426,470	$30,218	$0	$974,029

December 31, 2015
Allowance for loan losses:
Individually evaluated for impairment	$285	$0	$15	$955	$266	$19	$0	$1,540
Collectively evaluated for impairment	1,868	59	629	1,484	2,669	254	101	7,064
Total	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Loans outstanding:
Individually evaluated for impairment	$1,005	$0	$102	$5,936	$3,081	$144	$0	$10,268
Collectively evaluated for impairment	148,086	16,895	33,841	250,150	382,788	23,052	0	854,812
Total	$149,091	$16,895	$33,943	$256,086	$385,869	$23,196	$0	$865,080

Schedule of impaired loans
(in thousands)	2016	2015
Non-accrual loans	$3,429	$4,418
Performing TDRs	5,715	5,850
Total impaired loans	$9,144	$10,268

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2016
With no related allowance recorded:
Commercial, financial and agricultural	$564	$706	$0
Real estate - residential	1,550	1,557	0
Total	$2,114	$2,263	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,053	$1,078	$469
Real estate - construction commercial	49	56	7
Real estate - residential	3,921	3,990	319
Real estate - commercial	1,918	1,988	277
Consumer	89	116	8
Total	$7,030	$7,228	$1,080
Total impaired loans	$9,144	$9,491	$1,080

(in thousands)	Recorded Investment	Unpaid Principal Balance	Specific Reserves
December 31, 2015
With no related allowance recorded:
Commercial, financial and agricultural	$448	$450	$0
Real estate - residential	1,645	1,712	0
Real estate - commercial	2,446	2,572	0
Total	$4,539	$4,734	$0
With an allowance recorded:
Commercial, financial and agricultural	$557	$572	$285
Real estate - construction commercial	102	115	15
Real estate - residential	4,291	4,320	955
Real estate - commercial	635	884	266
Consumer	144	182	19
Total	$5,729	$6,073	$1,540
Total impaired loans	$10,268	$10,807	$1,540

	2016		2015
(in thousands)	Average Recorded Investment	Interest Recognized For the Period Ended	Average Recorded Investment	Interest Recognized For the Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$669	$13	$2,949	$39
Real estate - construction residential	0	0	536	0
Real estate - construction commercial	0	0	1,105	0
Real estate - residential	1,713	52	2,331	37
Real estate - commercial	353	0	5,169	119
Consumer	0	0	7	1
Total	$2,735	$65	$12,097	$196
With an allowance recorded:
Commercial, financial and agricultural	$899	$23	$1,356	$22
Real estate - construction commercial	51	0	52	0
Real estate - residential	3,553	114	4,625	110
Real estate - commercial	1,842	83	1,161	0
Consumer	109	0	183	0
Total	$6,454	$220	$7,377	$132
Total impaired loans	$9,189	$285	$19,474	$328

Schedule of aging information for the Company's past due and non-accrual loans
(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2016
Commercial, Financial, and Agricultural	$181,609	$290	$0	$982	$182,881
Real Estate Construction - Residential	18,681	226	0	0	18,907
Real Estate Construction - Commercial	55,603	0	0	50	55,653
Real Estate Mortgage - Residential	254,758	3,200	54	1,888	259,900
Real Estate Mortgage - Commercial	425,260	790	0	420	426,470
Installment and Other Consumer	29,920	198	11	89	30,218
Total	$965,831	$4,704	$65	$3,429	$974,029
December 31, 2015
Commercial, Financial, and Agricultural	$148,597	$185	$1	$308	$149,091
Real Estate Construction - Residential	16,895	0	0	0	16,895
Real Estate Construction - Commercial	33,776	65	0	102	33,943
Real Estate Mortgage - Residential	251,253	2,511	0	2,322	256,086
Real Estate Mortgage - Commercial	383,684	643	0	1,542	385,869
Installment and Other Consumer	22,840	207	5	144	23,196
Total	$857,045	$3,611	$6	$4,418	$865,080

Schedule of risk categories by class
(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total
At December 31, 2016
Watch	$10,295	$665	$1,113	$16,577	$44,611	$0	$73,261
Substandard	798	640	0	2,159	426	24	4,047
Performing TDRs	635	0	0	3,582	1,498	0	5,715
Non-accrual	982	0	50	1,888	420	89	3,429
Total	$12,710	$1,305	$1,163	$24,206	$46,955	$113	$86,452
At December 31, 2015
Watch	$8,663	$1,267	$1,296	$22,191	$24,303	$186	$57,906
Substandard	421	0	37	3,737	1,485	36	5,716
Performing TDRs	697	0	0	3,615	1,538	0	5,850
Non-accrual	308	0	102	2,322	1,542	144	4,418
Total	$10,089	$1,267	$1,435	$31,865	$28,868	$366	$73,890

Schedule of summary of loans that were modified as TDRs
	2016			2015
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	0	$0	$0	2	$250	$229
Real estate mortgage - residential	7	536	536	1	519	374
Real estate mortgage - commercial	0	0	0	4	1,273	1,249
Total	7	$536	$536	7	$2,042	$1,852

(1)     The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.